UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Schedule of Investments
December 31, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 60.07%
Aerospace & Defense - 2.88%
Alliant Techsystems, Inc.	21,456	$2,494,260
Boeing Co.	27,009	3,510,630
L-3 Communications Holdings, Inc.	22,718	2,867,239
Lockheed Martin Corp.	25,242	4,860,852
Northrop Grumman Corp.	34,077	5,022,609
Raytheon Co.	36,601	3,959,130
Triumph Group, Inc.	28,271	1,900,376
		24,615,096
Air Freight & Logistics - 0.02%
Hyundai Glovis Co., Ltd. (b)	588	155,594

Airlines - 5.78%
Air China, Ltd. (b)	220,000	177,507
Alaska Air Group, Inc.	123,687	7,391,535
American Airlines Group, Inc.	155,744	8,352,551
Delta Air Lines, Inc.	178,967	8,803,387
Hawaiian Holdings, Inc. (a)	297,101	7,739,481
JetBlue Airways Corp. (a)	367,526	5,828,962
Southwest Airlines Co.	252,170	10,671,834
Turk Hava Yollari (a)(b)	85,000	349,262
		49,314,519
Auto Components - 0.21%
APM Automotive Holdings Bhd (b)	51,700	71,564
Halla Holdings Corp. (b)	573	36,266
Halla Visteon Climate Control Corp. (b)	6,240	274,914
Hankook Tire Co., Ltd. (b)	3,621	172,076
Hota Industrial Manufacturing Co., Ltd. (b)	92,000	161,112
Hyundai Mobis Co., Ltd. (b)	1,237	264,652
Kenda Rubber Industrial Co., Ltd. (b)	85,600	172,059
Mando Corp. (a)(b)	626	104,509
Minth Group, Ltd. (b)	80,000	165,077
Pyeong Hwa Automotive Co., Ltd. (b)	7,139	116,631
Sungwoo Hitech Co., Ltd. (b)	21,109	223,626
		1,762,486
Automobiles - 0.11%
Hyundai Motor Co. (b)	1,017	155,353
Tata Motors, Ltd. - ADR	18,106	765,522
		920,875
Banks - 0.47%
Banco Santander Chile - ADR	7,300	143,956
Bank Negara Indonesia Persero Tbk PT (b)	377,000	184,728
Bank of China, Ltd. (b)	1,328,000	745,366
Bank Pan Indonesia Tbk PT (a)(b)	2,825,000	265,735
BDO Unibank, Inc. (b)	70,200	171,728
China CITIC Bank Corp., Ltd. (b)	304,000	242,361
Chong Hing Bank, Ltd. (b)	77,000	169,553
Corpbanca SA (b)	16,500,000	198,141
CTBC Financial Holding Co., Ltd. (b)	250,953	162,354
DBS Group Holdings, Ltd. (b)	43,000	665,697
ICICI Bank, Ltd. - ADR	13,000	150,150
Industrial Bank of Korea (b)	11,600	148,394
Kasikornbank PCL - NVDR	24,300	168,065
King's Town Bank Co., Ltd. (b)	157,000	162,649
Taishin Financial Holding Co., Ltd. (b)	246,250	101,089
Taiwan Business Bank (a)(b)	566,000	163,974
Turkiye Sinai Kalkinma Bankasi AS (b)	200,000	172,091
		4,016,031

Biotechnology - 2.33%
Alexion Pharmaceuticals, Inc. (a)	17,922	$3,316,108
Amgen, Inc.	21,708	3,457,867
Biogen Idec, Inc. (a)	10,349	3,512,968
Celgene Corp. (a)	32,310	3,614,196
China Biologic Products, Inc. (a)(b)	2,442	164,176
Gilead Sciences, Inc. (a)	29,281	2,760,027
United Therapeutics Corp. (a)	23,728	3,072,539
		19,897,881
Building Products - 0.02%
China Lesso Group Holdings, Ltd. (b)	327,446	159,395

Chemicals - 0.07%
Aeci, Ltd. (b)	5,503	63,622
Century Sunshine Group Holdings, Ltd. (b)(e)	1,465,000	137,911
China BlueChemical, Ltd. (b)	212,000	74,980
China Lumena New Materials Corp. (a)(b)(e)(f)	838,000	6,484
Kukdo Chemical Co., Ltd. (b)	1,780	66,398
Soda Sanayii AS (b)	157,394	287,400
		636,795
Construction & Engineering - 0.02%
Protasco Bhd (b)	343,200	138,698

Construction Materials - 0.01%
China Shanshui Cement Group, Ltd. (b)	230,000	110,211

Consumer Finance - 2.89%
Capital One Financial Corp.	88,348	7,293,127
Discover Financial Services	120,405	7,885,324
Navient Corp.	225,665	4,876,621
PRA Group, Inc. (a)	39,630	2,295,766
SLM Corp.	225,665	2,299,526
		24,650,364
Containers & Packaging - 0.03%
CPMC Holdings, Ltd. (b)	141,000	76,733
Kian JOO CAN Factory Bhd (b)	180,700	151,423
		228,156
Distributors - 0.02%
Xinhua Winshare Publishing and Media Co., Ltd. (b)	190,000	150,536

Diversified Consumer Services - 0.02%
Kroton Educacional SA (b)	24,000	139,944

Diversified Financial Services - 0.05%
Fubon Financial Holding Co., Ltd. (b)	170,000	270,594
Metro Pacific Investment Corp. (b)	1,469,400	150,140
		420,734
Diversified Telecommunication Services - 0.05%
China Communications Services Corp., Ltd. (b)	358,000	167,400
China Telecom Corp., Ltd. - ADR	2,782	163,331
Telekomunikasi Indonesia Persero Tbk PT - ADR	2,745	124,156
		454,887
Electric Utilities - 0.06%
PGE Polska Grupa Energetyczna SA (b)	38,625	204,219
Reliance Infrastructure, Ltd. - GDR	3,300	81,398
Tauron Polska Energia SA (b)	158,729	224,439
		510,056
Electrical Equipment - 0.01%
Boer Power Holdings, Ltd. (b)	81,000	72,147

Electronic Equipment, Instruments & Components - 4.28%
Arrow Electronics, Inc. (a)	80,018	$4,632,242
Avnet, Inc.	93,396	4,017,896
Benchmark Electronics, Inc. (a)	83,804	2,131,974
Chin-Poon Industrial Co., Ltd. (b)	151,000	239,985
Flextronics International, Ltd. (a)	332,945	3,722,325
Ingram Micro, Inc. - Class A (a)	122,930	3,397,785
Insight Enterprises, Inc. (a)	92,639	2,398,424
Jabil Circuit, Inc.	160,793	3,510,111
Jahwa Electronics Co., Ltd. (b)	7,960	88,819
Sanmina Corp. (a)	112,328	2,643,078
SYNNEX Corp.	47,960	3,748,554
Taiwan Union Technology Corp. (b)	145,000	121,587
TE Connectivity, Ltd. (b)	88,853	5,619,952
VST Holdings, Ltd. (b)	478,000	155,348
Wasion Group Holdings, Ltd. (b)	158,000	146,671
		36,574,751
Energy Equipment & Services - 0.03%
China Oilfield Services, Ltd. (b)	62,000	107,053
Dayang Enterprise Holdings Bhd (b)	138,000	114,307
		221,360
Food & Staples Retailing - 4.23%
Costco Wholesale Corp.	76,356	10,823,463
CVS Health Corp.	149,939	14,440,625
Wal-Mart Stores, Inc.	125,989	10,819,935
		36,084,023
Food Products - 0.04%
Lotte Food Co., Ltd. (b)	397	209,772
Thai Union Frozen Products PCL - NVDR	64,200	175,500
		385,272
Gas Utilities - 0.01%
GAIL India, Ltd. - GDR	2,900	122,960

Health Care Equipment & Supplies - 0.03%
i-SENS, Inc. (a)(b)	1,829	104,454
Kossan Rubber Industries (b)	144,100	183,711
		288,165
Health Care Providers & Services - 7.08%
Aetna, Inc.	63,106	5,605,706
Anthem, Inc.	57,300	7,200,891
Cigna Corp.	35,844	3,688,706
Ensign Group, Inc.	32,058	1,423,054
Hanger, Inc. (a)	55,533	1,216,173
HCA Holdings, Inc. (a)	105,260	7,725,031
Humana, Inc.	34,582	4,967,013
Kindred Healthcare, Inc.	54,776	995,828
LifePoint Hospitals, Inc. (a)	47,203	3,394,368
Magellan Health, Inc. (a)	42,154	2,530,505
Mediclinic International, Ltd. (b)	36,599	316,800
Qualicorp SA (a)(b)	18,500	193,477
Select Medical Holdings Corp.	83,299	1,199,505
Shanghai Pharmaceuticals Holding Co., Ltd. (b)	173,200	389,989
UnitedHealth Group, Inc.	78,756	7,961,444
Universal Health Services, Inc. - Class B	40,892	4,549,644
VCA, Inc. (a)	87,590	4,271,764
WellCare Health Plans, Inc. (a)	34,077	2,796,359
		60,426,257
Hotels, Restaurants & Leisure - 0.01%
REXLot Holdings, Ltd. (b)	1,406,000	113,151

Household Durables - 0.13%
Direcional Engenharia SA (b)	21,600	$65,900
Ez Tec Empreendimentos e Participacoes SA (b)	11,400	94,350
Haier Electronics Group Co., Ltd. (b)	112,000	264,957
Lentex SA (b)	58,688	140,804
Man Wah Holdings, Ltd. (b)	115,200	189,472
Steinhoff International Holdings, Ltd. (b)	66,595	340,687
		1,096,170
Independent Power Producers & Energy Traders - 0.02%
Huaneng Power International, Inc. - ADR	3,600	195,012

Insurance - 2.46%
Allied World Assurance Co. Holdings AG (b)	55,785	2,115,367
Allstate Corp.	70,173	4,929,653
Anadolu Anonim Turk Sigorta Sirketi (a)(b)	265,000	160,732
Aspen Insurance Holdings, Ltd. (b)	50,232	2,198,655
Assured Guaranty, Ltd. (b)	112,833	2,932,530
Axis Capital Holdings, Ltd. (b)	45,436	2,321,325
New China Life Insurance Co., Ltd. (b)	42,600	213,760
PICC Property & Casualty Co., Ltd. (b)	508,000	980,300
Porto Seguro SA (b)	12,500	142,954
Santam, Ltd. (b)	8,596	158,374
Travelers Companies, Inc.	45,436	4,809,400
		20,963,050
Internet Software & Services - 0.05%
Tencent Holdings, Ltd. (b)	31,000	448,537

IT Services - 4.88%
Accenture PLC - Class A (b)	32,815	2,930,708
Amdocs, Ltd.	44,174	2,060,938
Cognizant Technology Solutions Corp. - Class A (a)	44,174	2,326,203
Computer Sciences Corp.	57,300	3,612,765
Convergys Corp.	80,018	1,629,967
DST Systems, Inc.	31,553	2,970,715
Fiserv, Inc. (a)	53,009	3,762,049
Global Payments, Inc.	29,533	2,384,199
International Business Machines Corp.	21,456	3,442,400
Korea Info & Comm (a)(b)	29,000	209,240
MasterCard, Inc. - Class A	58,562	5,045,702
Nice Information & Telecommunication, Inc. (b)	7,000	156,235
Science Applications International Corp.	39,630	1,962,874
Teradata Corp. (a)	43,164	1,885,403
TravelSky Technology, Ltd. (b)	208,000	223,926
Visa, Inc. - Class A	20,699	5,427,278
Western Union Co.	90,115	1,613,960
		41,644,562
Machinery - 0.04%
Hy-Lok Corp. (b)	6,750	197,403
United Tractors Tbk PT (b)	112,100	156,560
		353,963
Media - 0.03%
Cyfrowy Polsat SA (b)	26,500	175,063
SMI Holdings Group, Ltd. (b)	2,500,000	90,144
		265,207
Metals & Mining - 0.07%
Eregli Demir ve Celik Fabrikalari TAS (b)	152,000	289,193
Hindalco Industries, Ltd. - GDR	46,000	114,693
Kumba Iron Ore, Ltd. (b)	6,684	138,232
Sesa Sterlite, Ltd. - ADR	6,600	89,628
		631,746

Multiline Retail - 2.97%
Dillard's, Inc. - Class A	49,727	$6,224,826
Kohl's Corp.	108,541	6,625,343
Macy's, Inc.	107,784	7,086,798
Nordstrom, Inc.	68,154	5,410,746
		25,347,713
Oil, Gas & Consumable Fuels - 2.53%
China Petroleum & Chemical Corp. - ADR	6,799	550,787
CNOOC, Ltd. - ADR	1,398	189,345
CVR Energy, Inc.	43,417	1,680,672
Elnusa Tbk PT (b)	3,000,000	165,088
Green Plains, Inc.	63,106	1,563,767
HollyFrontier Corp.	42,154	1,579,932
Marathon Petroleum Corp.	42,912	3,873,237
PBF Energy, Inc. - Class A	59,319	1,580,258
Phillips 66	47,203	3,384,455
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	134,185	167,336
PTT Exploration & Production PCL - NVDR	30,300	102,607
PTT PCL - NVDR	18,800	184,168
REX American Resources Corp. (a)	19,436	1,204,449
Sasol, Ltd. - ADR	6,545	248,514
Valero Energy Corp.	69,416	3,436,092
Western Refining, Inc.	44,679	1,687,973
		21,598,680
Paper & Forest Products - 0.04%
Fibria Celulose SA - ADR (a)	25,433	308,502

Personal Products - 0.05%
AMOREPACIFIC Group (b)	475	429,609

Pharmaceuticals - 0.11%
Aspen Pharmacare Holdings, Ltd. (b)	9,102	317,533
Dr. Reddy's Laboratories, Ltd. - ADR	9,378	473,120
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (b)(e)	54,000	163,296
		953,949
Real Estate Management & Development - 0.24%
Bumi Serpong Damai Tbk PT (b)	1,959,300	284,376
China South City Holdings, Ltd. (b)	564,000	255,139
China Vanke Co., Ltd. (a)(b)	94,100	208,746
CIFI Holdings Group Co., Ltd. (b)	1,216,000	242,116
Franshion Properties China, Ltd. (b)	466,000	132,988
New World Development Co., Ltd. (b)	164,000	188,274
Shimao Property Holdings, Ltd. (b)	84,500	187,134
Sunway Bhd (b)	205,900	192,550
Vista Land & Lifescapes, Inc. (b)	1,600,000	257,163
Wing Tai Holdings, Ltd. (b)	120,000	147,756
		2,096,242
Road & Rail - 0.02%
PKP Cargo SA (b)	6,000	140,820

Semiconductors & Semiconductor Equipment - 3.76%
Advanced Semiconductor Engineering, Inc. - ADR	163,699	1,003,475
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	38,368	894,742
Cirrus Logic, Inc. (a)	106,017	2,498,821
First Solar, Inc. (a)	32,815	1,463,385
Integrated Device Technology, Inc. (a)	151,958	2,978,377
Integrated Silicon Solution, Inc.	31,553	522,833
Intel Corp.	73,707	2,674,827
Lattice Semiconductor Corp. (a)	128,735	886,984
Magnachip Semiconductor Corp. (a)(b)	49,727	645,954
Marvell Technology Group, Ltd. (b)	158,269	2,294,901
MediaTek, Inc. (b)	15,000	218,061
Micron Technology, Inc. (a)	98,445	3,446,559
NVIDIA Corp.	122,930	2,464,747

ON Semiconductor Corp. (a)	200,423	$2,030,285
Silicon Image, Inc. (a)	90,115	497,435
Silicon Motion Technology Corp. - ADR	49,222	1,164,100
Siliconware Precision Industries Co., Ltd. - ADR	128,735	971,949
Sino-American Silicon Products, Inc. (b)	64,000	110,779
SK Hynix, Inc. (a)(b)	5,100	217,951
Taiwan Semiconductor Co., Ltd. (b)	151,000	149,923
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	117,603	2,631,955
Vanguard International Semiconductor Corp. (b)	123,000	201,270
Xilinx, Inc.	48,465	2,098,050
		32,067,363
Specialty Retail - 5.47%
Advance Auto Parts, Inc.	37,106	5,910,244
Asbury Automotive Group, Inc. (a)	88,853	6,745,720
AutoNation, Inc. (a)	63,610	3,842,680
AutoZone, Inc. (a)	8,078	5,001,170
CarMax, Inc. (a)	76,231	5,075,460
China ZhengTong Auto Services Holdings, Ltd. (b)	530,000	234,879
Group 1 Automotive, Inc.	35,339	3,167,081
Lithia Motors, Inc. - Class A	78,756	6,827,358
O'Reilly Automotive, Inc. (a)	29,029	5,591,566
Penske Automotive Group, Inc.	82,037	4,025,555
Super Group, Ltd. (a)(b)	88,000	260,172
		46,681,885
Technology Hardware, Storage & Peripherals - 4.66%
Apple, Inc.	57,300	6,324,774
Aten International Co., Ltd. (b)	104,000	271,575
Bematech SA (b)	23,300	83,183
Catcher Technology Co., Ltd. (b)	25,000	193,061
Hewlett-Packard Co.	135,046	5,419,396
Lenovo Group, Ltd. (b)	832,000	1,086,270
Lexmark International, Inc. - Class A	121,163	5,000,397
Pegatron Corp. (b)	290,000	662,864
QLogic Corp. (a)	172,657	2,299,791
Samsung Electronics Co., Ltd. (b)	853	1,025,515
SanDisk Corp.	59,824	5,861,556
Seagate Technology PLC (b)	80,775	5,371,537
Western Digital Corp.	55,533	6,147,503
		39,747,422
Textiles, Apparel & Luxury Goods - 0.06%
Hosa International, Ltd. (b)	652,000	271,574
Shenzhou International Group Holdings, Ltd. (b)	73,000	240,571
		512,145
Trading Companies & Distributors - 0.02%
Barloworld, Ltd. (b)	17,400	143,228

Transportation Infrastructure - 0.08%
Arteris SA (b)	21,442	100,023
Shenzhen International Holdings, Ltd. (b)	124,000	180,809
Tav Havalimanlari Holding AS (b)	19,000	155,109
Tianjin Port Development Holdings, Ltd. (b)	450,000	94,063
Wilson Sons, Ltd. - BDR	10,400	125,198
		655,202
Water Utilities - 1.47%
American States Water Co.	35,339	1,330,867
American Water Works Co., Inc.	93,901	5,004,923
Aqua America, Inc.	89,610	2,392,587
California Water Service Group	49,222	1,211,354
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	420,535	2,645,165
		12,584,896

Wireless Telecommunication Services - 0.15%
China Mobile, Ltd. - ADR	6,930	$407,622
MTN Group, Ltd. (b)	9,880	187,943
SK Telecom Co., Ltd. - ADR	8,361	225,831
Tim Participacoes SA - ADR	12,073	268,141
Turkcell Iletisim Hizmetleri AS - ADR (a)	10,258	155,101
		1,244,638
TOTAL COMMON STOCKS (Cost $377,554,667)		$512,680,885

PREFERRED STOCKS - 0.33%
Banks - 0.01%
Itau Unibanco Holding SA - ADR	9,796	$127,446

Chemicals - 0.02%
Braskem SA - ADR	12,267	158,367

Food & Staples Retailing - 0.30%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	68,934	2,538,839
TOTAL PREFERRED STOCKS (Cost $2,825,391)		$2,824,652

INVESTMENT COMPANIES - 10.74%
Exchange Traded Funds - 10.74%
iShares CMBS ETF	20,199	$1,033,987
iShares Floating Rate Bond ETF	157,311	7,950,498
iShares Global ex USD High Yield Corporate Bond ETF	31,643	1,605,566
iShares iBoxx $ High Yield Corporate Bond ETF	37,305	3,342,528
iShares JP Morgan USD Emerging Markets Bond ETF	79,664	8,739,937
iShares MBS ETF	206,996	22,628,803
iShares MSCI India Small-Cap ETF	15,020	505,289
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	39,612	3,994,078
PowerShares Build America Bond Portfolio	225,551	6,865,772
PowerShares Emerging Markets Sovereign Debt Portfolio	120,737	3,399,954
PowerShares International Corporate Bond Portfolio	33,368	948,986
SPDR Barclays International Corporate Bond ETF	27,664	950,812
SPDR Barclays International Treasury Bond ETF	429,856	23,783,932
SPDR Barclays Short-Term International Treasury Bond ETF	52,283	1,686,650
Vanguard Mortgage-Backed Securities ETF	79,679	4,223,784
TOTAL INVESTMENT COMPANIES (Cost $92,969,234)		$91,660,576

	Principal Amount	Fair Value
CORPORATE BONDS - 1.67%
Biotechnology - 0.18%
Amgen, Inc.
4.100%, 06/15/2021	$1,417,000	$1,520,753

Capital Markets - 0.57%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	4,326,000	4,855,584

Health Care Providers & Services - 0.31%
Coventry Health Care, Inc.
5.950%, 03/15/2017	2,469,000	2,700,407

Industrial Conglomerates - 0.52%
General Electric Co.
5.250%, 12/06/2017	4,012,000	4,450,560

Tobacco - 0.09%
Altria Group, Inc.
9.700%, 11/10/2018	600,000	761,885
TOTAL CORPORATE BONDS (Cost $13,516,685)		$14,289,189

UNITED STATES TREASURY OBLIGATIONS - 2.07%
United States Treasury Notes - 2.07%
2.500%, 04/30/2015	$6,540,000	$6,591,607
1.375%, 11/30/2015	5,750,000	5,807,500
5.250%, 11/15/2028	3,950,000	5,295,777
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $17,391,351)		$17,694,884

FOREIGN GOVERNMENT BONDS - 5.16%
Bank Nederlands Gemeenten NV
1.850%, 11/07/2016 (b)	JPY 410,000,000	$3,552,418
Development Bank of Japan
1.750%, 03/17/2017 (b)	JPY 410,000,000	3,551,354
Federal Republic of Germany
3.500%, 07/04/2019 (b)	EUR 7,820,000	10,963,481
Government of France
3.500%, 04/25/2020 (b)	EUR 2,600,000	3,689,942
Government of United Kingdom
3.750%, 09/07/2020 (b)	GBP 2,950,000	5,212,249
Kingdom of Spain
4.000%, 04/30/2020 (b)	EUR 4,110,000	5,765,458
Province of Manitoba Canada
1.750%, 05/30/2019 (b)	USD 3,800,000	3,795,744
Republic of Italy
4.500%, 03/01/2019 (b)	EUR 2,190,000	3,047,959
4.250%, 09/01/2019 (b)	EUR 3,200,000	4,460,275
TOTAL FOREIGN GOVERNMENT BONDS (Cost $46,098,480)		$44,038,880

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 8.04%
Money Market Funds - 8.04%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	68,579,918	$68,579,918
TOTAL SHORT-TERM INVESTMENTS (Cost $68,579,918)		$68,579,918

Total Investments (Cost $618,935,726) - 88.08%		$751,768,984
Other Assets in Excess of Liabilities - 11.92% (d)		101,716,732
TOTAL NET ASSETS - 100.00%		$853,485,716

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BDR	Brazillian Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
USD	U.S. Dollar
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2014.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.
(e)	Illiquid security. The fair value of these securities total $307,691 which represents 0.04% of total net assets.
(f)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
December 31, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 9.25%
Aerospace & Defense - 0.12%
DigitalGlobe, Inc.	33,274	$1,030,496

Airlines - 0.09%
Latam Airlines Group SA - ADR	60,483	724,586

Banks - 0.05%
MB Financial, Inc.	13,259	435,691

Building Products - 0.25%
Masonite International Corp.	15,043	924,543
USG Corp.	44,603	1,248,438
		2,172,981
Capital Markets - 0.26%
Credit Suisse Group AG - ADR	45,239	1,134,594
Deutsche Bank AG (b)	35,569	1,067,781
		2,202,375
Chemicals - 0.41%
Ashland, Inc.	10,979	1,314,845
Balchem Corp.	7,540	502,466
Chemtura Corp.	16,555	409,405
HB Fuller Co.	19,605	873,011
Olin Corp.	17,051	388,251
		3,487,978
Communications Equipment - 0.05%
ViaSat, Inc.	7,294	459,741

Diversified Consumer Services - 0.22%
LifeLock, Inc.	28,929	535,476
Sotheby's	30,242	1,305,849
		1,841,325
Diversified Financial Services - 0.38%
Intercontinental Exchange, Inc.	6,638	1,455,647
MarketAxess Holdings, Inc.	13,421	962,420
PHH Corp.	35,495	850,460
		3,268,527
Diversified Telecommunication Services - 0.06%
Cogent Communications Holdings, Inc.	13,902	491,992

Food Products - 0.44%
Darling Ingredients, Inc.	69,252	1,257,617
Dean Foods Co.	70,761	1,371,348
Post Holdings, Inc.	26,636	1,115,782
		3,744,747
Health Care Equipment & Supplies - 0.57%
Endologix, Inc.	26,694	408,151
Insulet Corp.	22,620	1,041,877
NuVasive, Inc.	19,012	896,606
Spectranetics Corp.	36,673	1,268,152
Thoratec Corp.	26,278	852,984
Wright Medical Group, Inc.	13,195	354,550
		4,822,320

Health Care Providers & Services - 0.16%
Brookdale Senior Living, Inc.	36,098	1,323,714

Health Care Technology - 0.55%
Allscripts Healthcare Solutions, Inc.	53,599	684,459
Cerner Corp.	22,111	1,429,698
HMS Holdings Corp.	22,243	470,217
Medidata Solutions, Inc.	28,111	1,342,300
Veeva Systems, Inc. - Class A	29,720	784,905
		4,711,579
Hotels, Restaurants & Leisure - 0.54%
Bob Evans Farms, Inc.	17,866	914,382
Boyd Gaming Corp.	33,848	432,577
Caesars Entertainment Corp.	36,274	569,139
Darden Restaurants, Inc.	25,160	1,475,131
Papa Johns International, Inc.	7,734	431,557
Scientific Games Corp. - Class A	63,597	809,590
		4,632,376
Household Durables - 0.14%
Sony Corp. - ADR	57,088	1,168,591

Independent Power and Renewable Electricity Producers - 0.12%
NRG Energy, Inc.	26,762	721,236
Pattern Energy Group, Inc.	14,014	345,585
		1,066,821
Internet & Catalog Retail - 0.31%
Amazon.com, Inc.	3,688	1,144,571
Groupon, Inc.	184,400	1,523,144
		2,667,715
Internet Software & Services - 0.79%
Cornerstone OnDemand, Inc.	29,504	1,038,541
CoStar Group, Inc.	8,196	1,505,031
Cvent, Inc.	22,292	620,609
Demandware, Inc.	5,024	289,081
HomeAway, Inc.	35,978	1,071,425
LinkedIn Corp. - Class A	6,065	1,393,191
Marketo, Inc.	14,130	462,334
Shutterstock, Inc.	5,819	402,093
		6,782,305
Machinery - 0.29%
Harsco Corp.	21,033	397,313
Navistar International Corp.	31,225	1,045,413
Proto Labs, Inc.	15,499	1,040,913
		2,483,639
Media - 0.75%
CBS Corp. - Class B	24,003	1,328,326
DreamWorks Animation SKG, Inc. - Class A	56,713	1,266,401
IMAX Corp. (b)	27,951	863,686
Liberty Global PLC - Class A (b)	29,094	1,460,664
Liberty Media Corp. - Class A	28,390	1,001,316
New York Times Co. - Class A	34,240	452,653
		6,373,046
Oil, Gas & Consumable Fuels - 0.17%
Antero Resources Corp.	22,702	921,247
WPX Energy, Inc.	47,124	548,052
		1,469,299

Paper & Forest Products - 0.17%
Louisiana-Pacific Corp.	90,151	1,492,901

Personal Products - 0.15%
Coty, Inc. - Class A	62,506	1,291,374

Professional Services - 0.24%
Advisory Board Co.	13,850	678,373
Corporate Executive Board Co.	7,019	509,088
WageWorks, Inc.	13,710	885,255
		2,072,716
Real Estate Investment Trusts (REITs) - 0.20%
Mack-Cali Realty Corp.	19,915	379,580
Plum Creek Timber Co, Inc.	31,389	1,343,135
		1,722,715
Real Estate Management & Development - 0.06%
Alexander & Baldwin, Inc.	12,129	476,184

Semiconductors & Semiconductor Equipment - 0.13%
Cree, Inc.	34,587	1,114,393

Software - 1.10%
CommVault Systems, Inc.	17,183	888,189
FireEye, Inc.	14,346	453,047
Proofpoint, Inc.	11,474	553,391
Qlik Technologies, Inc.	44,872	1,386,096
RealPage, Inc.	21,063	462,543
Salesforce.com, Inc.	22,292	1,322,139
ServiceNow, Inc.	21,063	1,429,125
Splunk, Inc.	7,038	414,890
Ultimate Software Group, Inc.	9,225	1,354,368
Workday, Inc. - Class A	13,769	1,123,688
		9,387,476
Specialty Retail - 0.15%
Office Depot, Inc.	148,242	1,271,175

Technology Hardware, Storage & Peripherals - 0.05%
Nimble Storage, Inc.	15,357	422,317

Thrifts & Mortgage Finance - 0.10%
Ocwen Financial Corp.	56,527	853,558

Wireless Telecommunication Services - 0.18%
Sprint Corp.	166,288	690,095
Telephone & Data Systems, Inc.	32,386	817,747
		1,507,842
TOTAL COMMON STOCKS (Proceeds $77,353,209)		$78,974,495

INVESTMENT COMPANIES - 0.08%
Exchange Traded Funds - 0.08%
SPDR S&P 500 ETF Trust	3,217	$661,094
TOTAL INVESTMENT COMPANIES (Proceeds $631,434)		$661,094

TOTAL SECURITIES SOLD SHORT
(Proceeds $77,984,643) - 9.33%		$79,635,589

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Leuthold Core Investment Fund
Cost of investments	$619,661,528
Gross unrealized appreciation	$145,911,148
Gross unrealized depreciation	(13,803,692)
Net unrealized appreciation	$132,107,456

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2014
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2014:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$24,615,096	$–	$–	$24,615,096
Air Freight & Logistics	–	155,594	–	155,594
Airlines	48,787,750	526,769	–	49,314,519
Auto Components	104,509	1,657,977	–	1,762,486
Automobiles	765,522	155,353	–	920,875
Banks	757,982	3,258,049	–	4,016,031
Biotechnology	19,897,881	–	–	19,897,881
Building Products	–	159,395	–	159,395
Chemicals	–	630,311	6,484	636,795
Construction & Engineering	–	138,698	–	138,698
Construction Materials	–	110,211	–	110,211
Consumer Finance	24,650,364	–	–	24,650,364
Containers & Packaging	151,423	76,733	–	228,156
Distributors	–	150,536	–	150,536
Diversified Consumer Services	139,944	–	–	139,944
Diversified Financial Services	–	420,734	–	420,734
Diversified Telecommunication Services	287,487	167,400	–	454,887
Electric Utilities	–	510,056	–	510,056
Electrical Equipment	–	72,147	–	72,147
Electronic Equipment, Instruments & Components	35,822,341	752,410	–	36,574,751
Energy Equipment & Services	–	221,360	–	221,360
Food & Staples Retailing	36,084,023	–	–	36,084,023
Food Products	–	385,272	–	385,272
Gas Utilities	122,960	–	–	122,960
Health Care Equipment & Supplies	–	288,165	–	288,165
Health Care Providers & Services	59,719,468	706,789	–	60,426,257
Hotels, Restaurants & Leisure	–	113,151	–	113,151
Household Durables	160,250	935,920	–	1,096,170
Independent Power Producers & Energy Traders	195,012	–	–	195,012
Insurance	19,449,884	1,513,166	–	20,963,050
Internet Software & Services	–	448,537	–	448,537
IT Services	41,055,161	589,401	–	41,644,562
Machinery	–	353,963	–	353,963
Media	–	265,207	–	265,207
Metals & Mining	89,628	542,118	–	631,746
Multiline Retail	25,347,713	–	–	25,347,713
Oil, Gas & Consumable Fuels	20,979,481	619,199	–	21,598,680
Paper & Forest Products	308,502	–	–	308,502
Personal Products	–	429,609	–	429,609

Pharmaceuticals	$473,120	$480,829	$–	$953,949
Real Estate Management & Development	–	2,096,242	–	2,096,242
Road & Rail	–	140,820	–	140,820
Semiconductors & Semiconductor Equipment	31,169,379	897,984	–	32,067,363
Specialty Retail	46,447,006	234,879	–	46,681,885
Technology Hardware, Storage & Peripherals	36,508,137	3,239,285	–	39,747,422
Textiles, Apparel & Luxury Goods	271,574	240,571	–	512,145
Trading Companies & Distributors	–	143,228	–	143,228
Transportation Infrastructure	225,221	429,981	–	655,202
Water Utilities	12,584,896	–	–	12,584,896
Wireless Telecommunication Services	1,056,695	187,943	–	1,244,638
Total Common Stocks	488,228,409	24,445,992	6,484	512,680,885

Preferred Stocks	2,824,652	–	–	2,824,652
Exchange Traded Funds	91,660,576	–	–	91,660,576
Corporate Bonds	–	14,289,189	–	14,289,189
United States Treasury Obligations	–	17,694,884	–	17,694,884
Foreign Government Bonds	–	44,038,880	–	44,038,880
Money Market Funds	68,579,918	–	–	68,579,918
Total Investments in Securities	$651,293,555	$100,468,945	$6,484	$751,768,984

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$78,974,495	$–	$–	$78,974,495
Exchange Traded Funds	661,094	–	–	661,094
Total Securities Sold Short	$79,635,589	$–	$–	$79,635,589

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers between Level 1, Level 2 and Level 3 for the three month period ended December 31, 2014:

	Level 1*	Level 2*	Level 3
Transfers into:	$–	$1,228,602	$–
Transfers out of:	(1,192,336)	–	(36,266)
Net Transfers into and/or out of:	$(1,192,336)	$1,228,602	$(36,266)

* The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2014	$290,696
Accrued discounts/premiums	-
Realized gain (loss)	(5)
Change in unrealized appreciation (depreciation)	(129,965)
Purchases	-
Sales	(47)
Corporate Actions	(117,929)
Transfer into and/or out of Level 3	(36,266)
Balance as of December 31, 2014	$6,484 (1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2014:	$(129,965)

(1) This security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading on March 25, 2014, and the security was valued at the last traded price of 1.25 HKD until December 4, 2014. On December 4, 2014, the Fair Value Pricing Committee discounted this price from 1.25 HKD to 0.06 HKD.

Leuthold Global Fund
Schedule of Investments
December 31, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 59.60%
Airlines - 4.21%
Alaska Air Group, Inc.	37,587	$2,246,199
American Airlines Group, Inc.	58,477	3,136,121
Copa Holdings SA - Class A (b)	7,029	728,486
Delta Air Lines, Inc.	99,778	4,908,080
JetBlue Airways Corp. (a)	252,056	3,997,608
		15,016,494
Auto Components - 3.64%
Brembo SpA (b)	16,447	551,250
Calsonic Kansei Corp. (b)	212,000	1,175,049
Continental AG (b)	5,875	1,239,175
GKN PLC (b)	199,862	1,063,815
Lear Corp.	20,223	1,983,472
Leoni AG (b)	8,382	495,115
Magna International, Inc. (b)	23,639	2,569,323
Pirelli & C. SpA (b)	40,598	547,563
Plastic Omnium SA (b)	38,639	1,048,582
Showa Corp. (b)	78,500	725,134
Visteon Corp. (a)	14,623	1,562,614
		12,961,092
Automobiles - 2.05%
Daihatsu Motor Co., Ltd. (b)	24,000	313,460
Ford Motor Co.	95,364	1,478,142
Geely Automobile Holdings, Ltd. (b)	865,000	273,492
Hyundai Motor Co. (b)	4,822	736,590
Kia Motors Corp. (b)	19,160	910,406
Nissan Motor Co., Ltd. (b)	98,200	856,478
Tata Motors, Ltd. - ADR	28,594	1,208,954
Thor Industries, Inc.	11,144	622,615
Volkswagen AG (b)	4,154	900,605
		7,300,742
Banks - 3.51%
AMMB Holdings Bhd (b)	573,300	1,076,652
Banco do Brasil SA (b)	98,200	878,118
Bank Negara Indonesia Persero Tbk PT (b)	2,881,400	1,411,871
China CITIC Bank Corp., Ltd. (b)	1,885,000	1,502,797
Grupo Financiero Santander Mexico SAB de CV - Class B - ADR	107,545	1,114,166
Krung Thai Bank PCL - NVDR	2,214,700	1,519,410
Powszechna Kasa Oszczednosci Bank Polski SA (b)	113,851	1,142,825
State Bank of India - GDR	26,984	1,331,660
Thanachart Capital PCL - NVDR	596,900	572,816
Turkiye Is Bankasi (b)	677,501	1,948,101
		12,498,416
Electric Utilities - 2.30%
CEZ AS (b)	76,131	1,954,884
EDP - Energias do Brasil SA (b)	231,700	781,863
Enersis SA - ADR	67,681	1,084,927
Light SA (b)	128,800	824,684
Manila Electric Co. (b)	105,080	599,444
PGE Polska Grupa Energetyczna SA (b)	168,825	892,616
Tauron Polska Energia SA (b)	642,231	908,097
Tenaga Nasional Bhd (b)	289,800	1,141,364
		8,187,879

Electronic Equipment, Instruments & Components - 4.42%
Arrow Electronics, Inc. (a)	25,783	$1,492,578
Avnet, Inc.	30,330	1,304,797
Benchmark Electronics, Inc. (a)	44,215	1,124,830
Celestica, Inc. (a)(b)	108,487	1,273,637
Daeduck GDS Co., Ltd. (b)	35,340	388,566
Delta Electronics Thailand PCL - NVDR	397,400	848,313
Hexagon AB - Class B (b)	44,348	1,368,115
Hon Hai Precision Industry Co., Ltd. (b)	667,560	1,843,476
Oki Electric Industry Co., Ltd. (b)	448,000	854,002
Plexus Corp. (a)	25,571	1,053,781
Sanmina Corp. (a)	62,074	1,460,601
SYNNEX Corp.	19,971	1,560,933
Tech Data Corp. (a)	18,943	1,197,766
		15,771,395
Gas Utilities - 2.07%
AGL Resources, Inc.	21,550	1,174,691
Atmos Energy Corp.	22,374	1,247,127
Gas Natural SDG SA (b)	37,115	932,353
New Jersey Resource Corp.	20,411	1,249,153
Tokyo Gas Co., Ltd. (b)	188,000	1,014,385
Towngas China Co., Ltd. (b)	495,000	500,351
UGI Corp.	32,929	1,250,643
		7,368,703
Health Care Providers & Services - 7.05%
Aetna, Inc.	23,780	2,112,377
Anthem, Inc.	18,275	2,296,619
Bangkok Dusit Medical Services PCL - NVDR	982,500	511,692
Bumrungrad Hospital PCL - NVDR	135,200	576,874
Centene Corp. (a)	18,738	1,945,941
HCA Holdings, Inc. (a)	32,869	2,412,256
Health Net, Inc. (a)	37,233	1,993,083
Humana, Inc.	16,170	2,322,497
Life Healthcare Group Holdings, Ltd. (b)	270,395	998,880
LifePoint Hospitals, Inc. (a)	16,030	1,152,717
Magellan Health, Inc. (a)	18,369	1,102,691
Mediclinic International, Ltd. (b)	122,354	1,059,095
Rhoen Klinikum AG (b)	35,945	1,007,422
Select Medical Holdings Corp.	63,761	918,158
UnitedHealth Group, Inc.	22,272	2,251,477
Universal Health Services, Inc. - Class B	10,543	1,173,014
WellCare Health Plans, Inc. (a)	16,092	1,320,510
		25,155,303
Household Durables - 1.54%
Alpine Electronics, Inc. (b)	41,600	682,958
Helen of Troy, Ltd. (a)(b)	22,076	1,436,265
Pioneer Corp. (b)	236,400	449,468
Whirlpool Corp.	15,086	2,922,762
		5,491,453
Independent Power and Renewable Electricity Producers - 0.32%
Huadian Power International Corp., Ltd. (b)	1,304,000	1,131,265

Insurance - 10.17%
American International Group, Inc.	41,796	2,340,994
Aspen Insurance Holdings, Ltd. (b)	25,034	1,095,738
Assurant, Inc.	18,974	1,298,391
Axis Capital Holdings, Ltd. (b)	21,442	1,095,472
Baloise Holding AG (b)	14,466	1,848,922
Everest Re Group, Ltd. (b)	12,958	2,206,747
Genworth Financial, Inc. - Class A (a)	176,121	1,497,028
Gjensidige Forsikring ASA (b)	50,215	819,378
Helvetia Holding AG (b)	2,097	996,388

Liberty Holdings, Ltd. (b)	60,087	$637,295
Lincoln National Corp.	28,458	1,641,173
Manulife Financial Corp. (b)	115,156	2,198,328
Mapfre SA (b)	504,356	1,704,720
MetLife, Inc.	40,242	2,176,690
Muenchener Rueckversicherungs AG (b)	9,597	1,911,128
PartnerRe, Ltd. (b)	18,032	2,057,992
Phoenix Group Holdings (b)	60,435	778,631
Porto Seguro SA (b)	67,500	771,951
SCOR SE (b)	54,330	1,646,222
Standard Life PLC (b)	258,147	1,599,040
Swiss Life Holding AG (b)	4,483	1,059,565
Swiss Re AG (b)	21,738	1,821,030
Symetra Financial Corp.	33,715	777,131
Talanx AG (b)	25,571	779,086
Unum Group	42,707	1,489,620
		36,248,660
Paper & Forest Products - 0.01%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	48,049

Real Estate Management & Development - 2.48%
AP Thailand PCL - NVDR	2,082,850	374,052
Brookfield Property Partners LP	36,613	837,339
Daiwa House Industry Co., Ltd. (b)	60,500	1,142,920
Deutsche Euroshop AG (b)	9,880	431,512
Jones Lang Lasalle, Inc.	8,647	1,296,445
Keppel Land, Ltd. (b)	243,000	625,999
Kerry Properties, Ltd. (b)	192,500	694,441
Megaworld Corp. (b)	4,382,000	452,805
Pruksa Real Estate PCL - NVDR	534,000	462,441
Realogy Holdings Corp. (a)	17,050	758,555
SOHO China, Ltd. (b)	565,500	398,847
The St. Joe Co. (a)	43,901	807,339
Takara Leben Co., Ltd. (b)	130,400	564,732
		8,847,427
Road & Rail - 4.73%
AMERCO	4,932	1,401,970
Canadian National Railway Co. (b)	20,969	1,444,258
Central Japan Railway Co. (b)	11,800	1,768,541
ComfortDelGro Corp., Ltd. (b)	527,000	1,031,297
Con-way, Inc.	26,474	1,301,991
Keisei Electric Railway Co., Ltd. (b)	94,000	1,142,990
Norfolk Southern Corp.	13,908	1,524,456
Ryder System, Inc.	14,568	1,352,639
Sankyu, Inc. (b)	126,000	511,424
Seino Holdings Co., Ltd. (b)	79,000	796,289
Union Pacific Corp.	17,922	2,135,048
Werner Enterprises, Inc.	35,128	1,094,237
West Japan Railway Co. (b)	29,100	1,375,798
		16,880,938
Semiconductors & Semiconductor Equipment - 4.08%
A-DATA Technology Co., Ltd. (b)	253,039	464,369
Advanced Semiconductor Engineering, Inc. - ADR	174,692	1,070,862
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	29,827	695,566
Cirrus Logic, Inc. (a)	34,971	824,266
First Solar, Inc. (a)	18,306	816,356
Iljin Display Co., Ltd. (b)	31,570	195,472
Intel Corp.	73,092	2,652,509
Magnachip Semiconductor Corp. (a)(b)	32,081	416,732
Marvell Technology Group, Ltd. (b)	99,503	1,442,794
NVIDIA Corp.	88,948	1,783,407
Radiant Opto-Electronics Corp. (b)	113,050	359,933

Realtek Semiconductor Corp. (b)	182,320	$605,452
Shindengen Electric Manufacturing Co., Ltd. (b)	102,000	586,078
Sigurd Microelectronics Corp. (b)	463,000	446,120
Skyworks Solutions, Inc.	30,220	2,197,296
		14,557,212
Technology Hardware, Storage & Peripherals - 6.68%
Apple, Inc.	26,278	2,900,566
Asustek Computer, Inc. (b)	134,000	1,462,075
FUJIFILM Holdings Corp. (b)	79,300	2,419,725
Hewlett-Packard Co.	47,466	1,904,811
Lenovo Group, Ltd. (b)	1,068,000	1,394,395
Lexmark International, Inc. - Class A	27,259	1,124,979
Pegatron Corp. (b)	856,000	1,956,592
Ricoh Co., Ltd. (b)	181,000	1,829,740
Samsung Electronics Co., Ltd. (b)	1,312	1,577,345
SanDisk Corp.	29,238	2,864,739
Seiko Epson Corp. (b)	53,400	2,234,481
Western Digital Corp.	19,343	2,141,270
		23,810,718
Water Utilities - 0.34%
Guangdong Investment, Ltd. (b)	942,000	1,226,903
TOTAL COMMON STOCKS (Cost $173,101,892)		$212,502,649

PREFERRED STOCKS - 1.07%
Automobiles - 0.38%
Porsche Automobile Holding SE (b)	16,484	$1,333,107

Banks - 0.17%
Banco do Estado do Rio Grande do Sul SA (b)	112,300	612,576

Electric Utilities - 0.52%
Cia Energetica de Minas Gerais - ADR	155,946	775,052
Companhia Paranaense de Energia - ADR	82,257	1,083,325
		1,858,377
TOTAL PREFERRED STOCKS (Cost $3,538,426)		$3,804,060

INVESTMENT COMPANIES - 11.30%
Exchange Traded Funds - 11.30%
iShares CMBS ETF	13,500	$691,065
iShares Floating Rate Bond ETF	107,380	5,426,985
iShares Global ex USD High Yield Corporate Bond ETF	13,422	681,032
iShares iBoxx $ High Yield Corporate Bond ETF	11,500	1,030,400
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,266	2,658,783
iShares JP Morgan USD Emerging Markets Bond ETF	34,497	3,784,666
iShares MBS ETF	127,027	13,886,592
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	13,381	1,349,206
PowerShares Build America Bond Portfolio	56,300	1,713,772
PowerShares Emerging Markets Sovereign Debt Portfolio	24,716	696,002
PowerShares International Corporate Bond Portfolio	36,500	1,038,060
SPDR Barclays International Corporate Bond ETF	30,200	1,037,974
SPDR Barclays International Treasury Bond ETF	80,507	4,454,452
SPDR Barclays Short-Term International Treasury Bond ETF	57,557	1,856,789
TOTAL INVESTMENT COMPANIES (Cost $40,613,649)		$40,305,778

	Principal Amount	Fair Value
CORPORATE BONDS - 1.23%
Banks - 0.32%
JPMorgan Chase & Co.
3.150%, 07/05/2016	$1,120,000	$1,151,289

Biotechnology - 0.22%
Amgen, Inc.
4.100%, 06/15/2021	$731,000	$784,524

Industrial Conglomerates - 0.32%
General Electric Co.
5.250%, 12/06/2017	1,025,000	1,137,045

Internet & Catalog Retail - 0.32%
Expedia, Inc.
7.456%, 08/15/2018	970,000	1,128,178

Tobacco - 0.05%
Altria Group, Inc.
9.700%, 11/10/2018	153,000	194,280
TOTAL CORPORATE BONDS (Cost $4,135,724)		$4,395,316

UNITED STATES TREASURY OBLIGATIONS - 1.86%
United States Treasury Notes - 1.86%
2.500%, 04/30/2015	$1,520,000	$1,531,994
1.375%, 11/30/2015	3,060,000	3,090,600
5.250%, 11/15/2028	1,500,000	2,011,055
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $6,518,729)		$6,633,649

FOREIGN GOVERNMENT BONDS - 5.53%
Bank Nederlands Gemeenten NV
1.850%, 11/07/2016 (b)	JPY 170,000,000	$1,472,954
Development Bank of Japan
1.750%, 03/17/2017 (b)	JPY 160,000,000	1,385,894
Federal Republic of Germany
4.250%, 07/04/2018 (b)	EUR 1,630,000	2,272,387
3.500%, 07/04/2019 (b)	EUR 1,630,000	2,285,227
Government of France
3.750%, 04/25/2021 (b)	EUR 2,370,000	3,478,019
Government of United Kingdom
3.750%, 09/07/2020 (b)	GBP 1,570,000	2,773,977
Kingdom of Spain
4.300%, 10/31/2019 (b)	EUR 1,290,000	1,818,138
Province of Manitoba Canada
1.300%, 04/03/2017 (b)	USD 2,100,000	2,113,482
Republic of Italy
4.500%, 08/01/2018 (b)	EUR 1,550,000	2,123,459
TOTAL FOREIGN GOVERNMENT BONDS (Cost $20,823,389)		$19,723,537

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 13.80%
Money Market Funds - 13.80%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)(f)	15,601,738	$15,601,738
JPMorgan U.S. Government Money Market Fund, 0.01% (c)	33,601,734	33,601,734
TOTAL MONEY MARKET FUNDS (Cost $49,203,472)		$49,203,472

Total Investments (Cost $297,935,281) - 94.39%		$336,568,461
Other Assets in Excess of Liabilities - 5.61% (f)		19,998,392
TOTAL NET ASSETS - 100.00%		$356,566,853

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
USD	US Dollar
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2014.
(d)	Illiquid security. The fair value of these securities total $48,049 which represents 0.01% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds due to a halt in trading of the security on January 26, 2011.
(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
December 31, 2014
Brazilian Real	$3,869,193	1.15%
British Pound	6,215,462	1.85
Canadian Dollar	1,444,258	0.43
Czech Koruna	1,954,884	0.58
Euro	26,505,070	7.88
Hong Kong Dollar	7,170,539	2.13
Indonesian Rupiah	1,411,871	0.42
Japanese Yen	23,302,500	6.92
Malaysian Ringgit	2,218,016	0.66
New Taiwan Dollar	7,138,018	2.12
New Turkish Lira	1,948,101	0.58
Norwegian Krone	819,378	0.24
Philippine Peso	1,052,249	0.31
Polish Zloty	2,943,538	0.88
Singapore Dollar	1,657,296	0.50
South African Rand	2,695,270	0.80
South Korea Won	3,808,379	1.13
Swedish Krona	1,368,115	0.41
Swiss Franc	5,725,905	1.70
Thai Baht	4,865,598	1.44
US Dollar	228,454,821	67.87
Total Investments	$336,568,461	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
December 31, 2014
Bermuda	$10,030,574	2.99%
Brazil	5,727,569	1.69
Canada	9,599,028	2.85
Cayman Islands	899,198	0.27
Chile	1,084,927	0.32
China	4,076,506	1.21
Czech Republic	1,954,884	0.58
France	6,172,823	1.83
Germany	12,654,764	3.77
Hong Kong	2,194,836	0.65
India	1,208,954	0.36
Indonesia	1,411,871	0.42
Italy	3,222,272	0.95
Japan	21,829,546	6.47
Malaysia	2,218,016	0.66
Mexico	1,114,166	0.33
Netherlands	2,251,585	0.67
Norway	819,378	0.24
Panama	728,486	0.21
Philippines	1,052,249	0.31
Poland	2,943,538	0.88
Singapore	1,657,296	0.50
South Africa	2,695,270	0.80
South Korea	4,225,111	1.26
Spain	4,455,211	1.33
Sweden	1,368,115	0.41
Switzerland	5,725,905	1.70
Taiwan	8,208,879	2.45
Thailand	4,865,598	1.44
Turkey	1,948,101	0.58
United Kingdom	5,436,832	1.62
United States	202,786,973	60.25
Total Investments	$336,568,461	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
December 31, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 7.81%
Aerospace & Defense - 0.18%
Bae Systems (b)	41,559	$303,930
TransDigm Group, Inc.	1,693	332,420
		636,350
Air Freight & Logistics - 0.09%
XPO Logistics, Inc.	7,877	322,012

Capital Markets - 0.34%
Charles Schwab Corp.	13,801	416,652
Deutsche Bank AG (b)	7,807	234,366
Greenhill & Co., Inc.	6,322	275,639
Matsui Securities Co., Ltd. (b)	32,800	283,812
		1,210,469
Chemicals - 0.15%
Kronos Worldwide, Inc.	23,742	309,121
Mexichem SAB de CV (b)	79,500	241,457
		550,578
Commercial Services & Supplies - 0.40%
Covanta Holding Corp.	17,256	379,804
Healthcare Services Group, Inc.	10,692	330,704
Herman Miller, Inc.	10,456	307,720
Waste Management, Inc.	7,583	389,160
		1,407,388
Construction & Engineering - 0.39%
China State Construction International Holdings, Ltd. (b)	188,000	262,924
Chiyoda Corp. (b)	27,000	223,695
Ferrovial SA (b)	14,360	283,871
Granite Constructions, Inc.	7,633	290,207
OCI NV (b)	9,828	341,719
		1,402,416
Construction Materials - 0.16%
Buzzi Unicem SpA (b)	21,602	273,419
James Hardie Industries PLC (b)	27,293	291,360
		564,779
Electrical Equipment - 0.19%
Polypore International, Inc.	7,855	369,578
SolarCity Corp.	5,614	300,236
		669,814
Food & Staples Retailing - 0.40%
Booker Group PLC (b)	48,000	121,933
Empire Co., Ltd. - Class A (b)	4,577	345,186
George Weston, Ltd. (b)	3,835	331,246
Loblaw Companies, Ltd. (b)	6,270	335,519
WM Morrison Supermarkets PLC (b)	105,204	300,175
		1,434,059
Food Products - 0.24%
B&G Foods, Inc.	9,366	280,043
BRF SA - ADR	12,022	280,714
Whitewave Foods Co.	8,619	301,579
		862,336

Health Care Equipment & Supplies - 0.46%
Abaxis, Inc.	5,856	$332,797
ABIOMED, Inc.	12,454	473,999
Endologix, Inc.	19,311	295,265
HeartWare International, Inc.	3,748	275,216
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	328,000	263,682
		1,640,959
Health Care Technology - 0.09%
M3, Inc. (b)	19,000	317,908

Hotels, Restaurants & Leisure - 0.40%
Autogrill SpA (b)	37,795	285,031
Domino's Pizza Group PLC (b)	33,596	366,815
Fiesta Restaurant Group, Inc.	6,598	401,158
Popeyes Louisiana Kitchen, Inc.	6,702	377,122
		1,430,126
Internet & Catalog Retail - 0.40%
Amazon.com, Inc.	967	300,108
Ctrip.com International, Ltd. - ADR	5,300	241,150
Ocado Group PLC (b)	49,542	306,661
Qunar Cayman Islands, Ltd. - ADR	10,700	304,201
TripAdvisor, Inc.	3,766	281,170
		1,433,290
Internet Software & Services - 0.50%
Cornerstone OnDemand, Inc.	6,529	229,821
HomeAway, Inc.	9,310	277,252
LinkedIn Corp. - Class A	1,831	420,599
Shutterstock, Inc.	4,042	279,302
Twitter, Inc.	7,720	276,916
Wix.com, Ltd. (b)	13,750	288,750
		1,772,640
Leisure Products - 0.21%
Sankyo Co., Ltd. (b)	8,600	295,013
Shimano, Inc. (b)	3,500	453,326
		748,339
Life Sciences Tools & Services - 0.10%
MorphoSys AG (b)	3,696	344,309

Machinery - 0.37%
MAN SE (b)	3,368	375,091
Pall Corp.	3,719	376,400
Proto Labs, Inc.	4,367	293,288
SKF AB - Class B (b)	13,464	283,626
		1,328,405
Media - 0.47%
Axel Springer SE (b)	5,775	348,318
Morningstar, Inc.	4,508	291,713
Sinclair Broadcast Group, Inc. - Class A	11,107	303,888
Sirius XM Holdings, Inc.	101,082	353,787
Thomson Reuters Corp.	9,103	367,215
		1,664,921
Paper & Forest Products - 0.19%
Louisiana-Pacific Corp.	21,021	348,108
Stora Enso OYJ (b)	36,809	329,109
		677,217

Personal Products - 0.20%
Coty, Inc. - Class A	17,740	$366,508
Hengan International Group Co., Ltd. (b)	34,300	357,619
		724,127
Pharmaceuticals - 0.08%
Endo International PLC (b)	4,053	292,302

Professional Services - 0.60%
Advisory Board Co.	5,458	267,333
Bureau Veritas SA (b)	12,160	269,417
Corporate Executive Board Co.	4,474	324,499
IHS, Inc. - Class A	2,366	269,440
Nihon M&A Center, Inc. (b)	10,100	304,272
Paylocity Holdings Corp.	11,178	291,858
WageWorks, Inc.	6,374	411,569
		2,138,388
Software - 0.54%
Guidewire Software, Inc.	7,514	380,434
NetSuite, Inc.	3,489	380,894
Salesforce.com, Inc.	5,700	338,067
ServiceNow, Inc.	5,959	404,318
Tableau Software, Inc. - Class A	4,819	408,459
		1,912,172
Specialty Retail - 0.29%
Fast Retailing Co., Ltd. (b)	900	327,506
Restoration Hardware Holdings, Inc.	3,489	334,979
Tiffany & Co.	3,610	385,764
		1,048,249
Textiles, Apparel & Luxury Goods - 0.18%
Asics Corp. (b)	15,500	373,167
China Dongxiang Group Co., Ltd. (b)	1,537,000	272,386
		645,553
Thrifts & Mortgage Finance - 0.19%
Bofi Holding, Inc.	4,387	341,353
TFS Financial Corp.	21,868	325,505
		666,858
TOTAL COMMON STOCKS (Proceeds $26,478,657)		$27,845,964

INVESTMENT COMPANIES - 0.61%
Exchange Traded Funds - 0.61%
iShares MSCI EAFE ETF	15,737	$957,439
iShares MSCI Emerging Markets ETF	20,365	800,141
iShares MSCI South Korea Capped ETF	7,825	432,722
TOTAL INVESTMENT COMPANIES (Proceeds $2,399,460)		$2,190,302

TOTAL SECURITIES SOLD SHORT
(Proceeds $28,878,117) - 8.42%		$30,036,266

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Leuthold Global Fund
Cost of investments	$298,055,460
Gross unrealized appreciation	$47,819,425
Gross unrealized depreciation	(9,306,424)
Net unrealized appreciation	$38,513,001

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2014
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2014:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$15,016,494	$-	$-	$15,016,494
Auto Components	6,115,409	6,845,683	-	12,961,092
Automobiles	3,309,711	3,991,031	-	7,300,742
Banks	3,323,944	9,174,472	-	12,498,416
Electric Utilities	2,691,474	5,496,405	-	8,187,879
Electronic Equipment, Instruments & Components	10,468,923	5,302,472	-	15,771,395
Gas Utilities	4,921,614	2,447,089	-	7,368,703
Health Care Providers & Services	21,001,340	4,153,963	-	25,155,303
Household Durables	4,359,027	1,132,426	-	5,491,453
Independent Power and Renewable Electricity Producers	-	1,131,265	-	1,131,265
Insurance	21,284,550	14,964,110	-	36,248,660
Paper & Forest Products	-	-	48,049	48,049
Real Estate Management & Development	3,699,678	5,147,749	-	8,847,427
Road & Rail	10,254,599	6,626,339	-	16,880,938
Semiconductors & Semiconductor Equipment	11,899,788	2,657,424	-	14,557,212
Technology Hardware, Storage & Peripherals	10,936,365	12,874,353	-	23,810,718
Water Utilities	1,226,903	-	-	1,226,903
Total Common Stocks	130,509,819	81,944,781	48,049	212,502,649
Preferred Stocks
Automobiles	-	1,333,107	-	1,333,107
Banks	612,576	-	-	612,576
Electric Utilities	1,858,377	-	-	1,858,377
Total Preferred Stocks	2,470,953	1,333,107	-	3,804,060
Exchange Traded Funds	40,305,778	-	-	40,305,778
Corporate Bonds	-	4,395,316	-	4,395,316
United States Treasury Obligations	-	6,633,649	-	6,633,649
Foreign Government Bonds	-	19,723,537	-	19,723,537
Money Market Funds	49,203,472	-	-	49,203,472
Total Investments in Securities	$222,490,022	$114,030,390	$48,049	$336,568,461

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$332,420	$303,930	$-	$636,350
Air Freight & Logistics	322,012	-	-	322,012
Capital Markets	926,657	283,812	-	1,210,469
Chemicals	550,578	-	-	550,578
Commercial Services & Supplies	1,407,388	-	-	1,407,388
Construction & Engineering	290,207	1,112,209	-	1,402,416
Construction Materials	-	564,779	-	564,779
Electrical Equipment	669,814	-	-	669,814
Food & Staples Retailing	1,011,951	422,108	-	1,434,059
Food Products	862,336	-	-	862,336
Health Care Equipment & Supplies	1,377,277	263,682	-	1,640,959
Health Care Technology	-	317,908	-	317,908
Hotels, Restaurants & Leisure	778,280	651,846	-	1,430,126
Internet & Catalog Retail	1,126,629	306,661	-	1,433,290
Internet Software & Services	1,772,640	-	-	1,772,640
Leisure Products	-	748,339	-	748,339
Life Sciences Tools & Services	-	344,309	-	344,309
Machinery	669,688	658,717	-	1,328,405
Media	1,316,603	348,318	-	1,664,921
Paper & Forest Products	348,108	329,109	-	677,217
Personal Products	366,508	357,619	-	724,127
Pharmaceuticals	292,302	-	-	292,302
Professional Services	1,564,699	573,689	-	2,138,388
Software	1,912,172	-	-	1,912,172
Specialty Retail	720,743	327,506	-	1,048,249
Textiles, Apparel & Luxury Goods	-	645,553	-	645,553
Thrifts & Mortgage Finance	666,858	-	-	666,858
Total Common Stocks	19,285,870	8,560,094	-	27,845,964
Exchange Traded Funds	2,190,302	-	-	2,190,302
Total Securities Sold Short	$21,476,172	$8,560,094	$-	$30,036,266

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers between Level 1, Level 2 and Level 3 for the three month period ended December 31, 2014:

	Level 1*	Level 2*	Level 3
Transfers into:	$3,195,858	$819,378	$–
Transfers out of:	(819,378)	(3,195,858)	–
Net Transfers into and/or out of:	$2,376,480	$(2,376,480)	$–

* The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2014	$47,986
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	63
Purchases	-
Sales	-

Transfer into and/or out of Level 3	-
Balance as of December 31, 2014	$48,049	(1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2014:	$63

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Leuthold Weeden Capital Management (the "Adviser") submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.
Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Schedule of Investments
December 31, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 97.77%
Aerospace & Defense - 5.00%
Alliant Techsystems, Inc.	575	$66,844
Boeing Co.	735	95,535
L-3 Communications Holdings, Inc.	620	78,250
Lockheed Martin Corp.	689	132,681
Northrop Grumman Corp.	912	134,420
Raytheon Co.	996	107,737
Triumph Group, Inc.	766	51,490
		666,957
Airlines - 9.88%
Alaska Air Group, Inc.	3,325	198,702
American Airlines Group, Inc.	4,191	224,763
Delta Air Lines, Inc.	4,842	238,178
Hawaiian Holdings, Inc. (a)	8,052	209,754
JetBlue Airways Corp. (a)	9,960	157,966
Southwest Airlines Co.	6,796	287,607
		1,316,970
Biotechnology - 4.01%
Alexion Pharmaceuticals, Inc. (a)	482	89,184
Amgen, Inc.	590	93,981
Biogen Idec, Inc. (a)	276	93,688
Celgene Corp. (a)	881	98,549
Gilead Sciences, Inc. (a)	796	75,031
United Therapeutics Corp. (a)	644	83,392
		533,825
Consumer Finance - 5.00%
Capital One Financial Corp.	2,390	197,294
Discover Financial Services	3,249	212,777
Navient Corp.	6,114	132,124
PRA Group, Inc. (a)	1,080	62,564
SLM Corp.	6,114	62,302
		667,061
Electronic Equipment, Instruments & Components - 7.25%
Arrow Electronics, Inc. (a)	2,161	125,100
Avnet, Inc.	2,513	108,109
Benchmark Electronics, Inc. (a)	2,260	57,494
Flextronics International, Ltd. (a)	8,986	100,464
Ingram Micro, Inc. - Class A (a)	3,318	91,710
Insight Enterprises, Inc. (a)	2,505	64,854
Jabil Circuit, Inc.	4,343	94,808
Sanmina Corp. (a)	3,026	71,202
SYNNEX Corp.	1,295	101,217
TE Connectivity, Ltd. (b)	2,398	151,674
		966,632
Food & Staples Retailing - 7.42%
Costco Wholesale Corp.	2,106	298,525
CVS Health Corp.	4,076	392,560
Wal-Mart Stores, Inc.	3,475	298,433
		989,518

Health Care Providers & Services - 12.13%
Aetna, Inc.	1,708	$151,722
Anthem, Inc.	1,563	196,422
Cigna Corp.	973	100,131
Ensign Group, Inc.	881	39,108
Hanger, Inc. (a)	1,501	32,872
HCA Holdings, Inc. (a)	2,873	210,850
Humana, Inc.	934	134,150
Kindred Healthcare, Inc.	1,494	27,161
LifePoint Hospitals, Inc. (a)	1,264	90,894
Magellan Health, Inc. (a)	1,149	68,974
Select Medical Holdings Corp.	2,260	32,544
UnitedHealth Group, Inc.	2,137	216,029
Universal Health Services, Inc. - Class B	1,126	125,279
VCA, Inc. (a)	2,382	116,170
WellCare Health Plans, Inc. (a)	912	74,839
		1,617,145
Insurance - 3.97%
Allied World Assurance Co. Holdings AG (b)	1,525	57,828
Allstate Corp.	1,923	135,091
Aspen Insurance Holdings, Ltd. (b)	1,371	60,008
Assured Guaranty, Ltd. (b)	3,126	81,245
Axis Capital Holdings Ltd (b)	1,241	63,403
Travelers Companies, Inc.	1,241	131,360
		528,935
IT Services - 8.32%
Accenture PLC - Class A (b)	889	79,397
Amdocs, Ltd.	1,187	55,379
Cognizant Technology Solutions Corp. - Class A (a)	1,179	62,086
Computer Sciences Corp.	1,555	98,043
Convergys Corp.	2,161	44,020
DST Systems, Inc.	851	80,122
Fiserv, Inc. (a)	1,440	102,197
Global Payments, Inc.	796	64,261
International Business Machines Corp.	582	93,376
MasterCard, Inc. - Class A	1,578	135,960
Science Applications International Corp.	1,077	53,344
Teradata Corp. (a)	1,175	51,324
Visa, Inc. - Class A	559	146,570
Western Union Co.	2,429	43,503
		1,109,582
Multiline Retail - 5.18%
Dillard's, Inc. - Class A	1,349	168,868
Kohl's Corp.	2,957	180,495
Macy's, Inc.	2,942	193,437
Nordstrom, Inc.	1,854	147,189
		689,989
Oil, Gas & Consumable Fuels - 4.07%
CVR Energy, Inc.	1,187	45,949
Green Plains, Inc.	1,716	42,522
HollyFrontier Corp.	1,142	42,802
Marathon Petroleum Corp.	1,165	105,153
PBF Energy, Inc. - Class A	1,601	42,651
Phillips 66	1,280	91,776
REX American Resources Corp. (a)	529	32,782
Valero Energy Corp.	1,877	92,911
Western Refining, Inc.	1,211	45,752
		542,298

Semiconductors & Semiconductor Equipment - 6.28%
Advanced Semiconductor Engineering, Inc. - ADR	3,823	$23,435
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	1,042	24,299
Cirrus Logic, Inc. (a)	2,881	67,905
First Solar, Inc. (a)	881	39,288
Integrated Device Technology, Inc. (a)	4,130	80,948
Integrated Silicon Solution, Inc.	858	14,217
Intel Corp.	2,007	72,834
Lattice Semiconductor Corp. (a)	3,494	24,074
Magnachip Semiconductor Corp. (a)(b)	1,356	17,614
Marvell Technology Group, Ltd. (b)	4,290	62,205
Micron Technology, Inc. (a)	2,682	93,897
NVIDIA Corp.	3,340	66,967
ON Semiconductor Corp. (a)	5,447	55,178
Silicon Image, Inc. (a)	2,443	13,485
Silicon Motion Technology Corp. - ADR	1,333	31,526
Siliconware Precision Industries Co., Ltd. - ADR	3,501	26,433
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,957	66,178
Xilinx, Inc.	1,318	57,056
		837,539
Specialty Retail - 9.35%
Advance Auto Parts, Inc.	1,011	161,032
Asbury Automotive Group, Inc. (a)	2,406	182,663
AutoNation, Inc. (a)	1,724	104,147
AutoZone, Inc. (a)	215	133,109
CarMax, Inc. (a)	2,068	137,687
Group 1 Automotive, Inc.	950	85,139
Lithia Motors, Inc. - Class A	2,129	184,563
O'Reilly Automotive, Inc. (a)	774	149,088
Penske Automotive Group, Inc.	2,222	109,034
		1,246,462
Technology Hardware, Storage & Peripherals - 7.34%
Apple, Inc.	1,501	165,680
Hewlett-Packard Co.	3,654	146,635
Lexmark International, Inc. - Class A	3,264	134,705
QLogic Corp. (a)	4,665	62,138
SanDisk Corp.	1,616	158,336
Seagate Technology PLC (b)	2,176	144,704
Western Digital Corp.	1,501	166,161
		978,359
Water Utilities - 2.57%
American States Water Co.	966	36,380
American Water Works Co., Inc.	2,551	135,968
Aqua America, Inc.	2,437	65,068
California Water Service Group	1,333	32,805
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	11,431	71,901
		342,122
TOTAL COMMON STOCKS (Cost $9,542,866)		$13,033,394

PREFERRED STOCKS - 0.48%
Food & Staples Retailing - 0.48%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	1,745	$64,268
TOTAL PREFERRED STOCKS (Cost $63,581)		$64,268

SHORT-TERM INVESTMENTS - 1.78%
Money Market Funds - 1.78%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	237,267	$237,267
TOTAL SHORT-TERM INVESTMENTS (Cost $237,267)		$237,267

Total Investments (Cost $9,843,714) - 100.03%	$13,334,929
Liabilities in Excess of Other Assets - (0.03)%	(4,225)
TOTAL NET ASSETS - 100.00%	$13,330,704

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC
("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Leuthold Select Industries Fund
Cost of investments	$9,873,392
Gross unrealized appreciation	$3,653,166
Gross unrealized depreciation	(191,629)
Net unrealized appreciation	$3,461,537

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2014
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2014:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$13,033,394	$–	$–	$13,033,394
Preferred Stocks	64,268	–	–	64,268
Short-Term Investments	237,267	–	–	237,267

Total Investments in Securities	$13,334,929	$–	$–	$13,334,929

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
December 31, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 96.47%
Airlines - 6.81%
Alaska Air Group, Inc.	3,621	$216,391
American Airlines Group, Inc.	5,633	302,098
Copa Holdings SA - Class A (b)	677	70,164
Delta Air Lines, Inc.	9,612	472,814
JetBlue Airways Corp. (a)	24,281	385,097
		1,446,564
Auto Components - 5.89%
Brembo SpA (b)	1,631	54,666
Calsonic Kansei Corp. (b)	20,000	110,853
Continental AG (b)	575	121,281
GKN PLC (b)	19,253	102,479
Lear Corp.	1,948	191,060
Leoni AG (b)	812	47,964
Magna International, Inc. (b)	2,277	247,487
Pirelli & C. SpA (b)	4,027	54,314
Plastic Omnium SA (b)	3,722	101,007
Showa Corp. (b)	7,600	70,204
Visteon Corp. (a)	1,409	150,566
		1,251,881
Automobiles - 3.30%
Daihatsu Motor Co., Ltd. (b)	2,000	26,122
Ford Motor Co.	9,187	142,398
Geely Automobile Holdings, Ltd. (b)	85,000	26,875
Hyundai Motor Co. (b)	465	71,032
Kia Motors Corp. (b)	1,842	87,524
Nissan Motor Co., Ltd. (b)	9,500	82,857
Tata Motors, Ltd. - ADR	2,755	116,481
Thor Industries, Inc.	1,074	60,004
Volkswagen AG (b)	400	86,722
		700,015
Banks - 5.67%
AMMB Holdings Bhd (b)	55,200	103,665
Banco do Brasil SA (b)	9,500	84,950
Bank Negara Indonesia Persero Tbk PT (b)	277,600	136,022
China CITIC Bank Corp., Ltd. (b)	182,000	145,098
Grupo Financiero Santander Mexico SAB de CV - Class B - ADR	10,360	107,330
Krung Thai Bank PCL - NVDR	213,300	146,336
Powszechna Kasa Oszczednosci Bank Polski SA (b)	10,968	110,096
State Bank of India - GDR	2,600	128,310
Thanachart Capital PCL - NVDR	57,500	55,180
Turkiye Is Bankasi (b)	65,265	187,664
		1,204,651
Electric Utilities - 3.71%
CEZ AS (b)	7,334	188,322
EDP - Energias do Brasil SA (b)	22,300	75,250
Enersis SA - ADR	6,520	104,516
Light SA (b)	12,400	79,395
Manila Electric Co. (b)	10,120	57,731
PGE Polska Grupa Energetyczna SA (b)	16,263	85,986
Tauron Polska Energia SA (b)	61,868	87,480
Tenaga Nasional Bhd (b)	27,900	109,883
		788,563

Electronic Equipment, Instruments & Components - 7.15%
Arrow Electronics, Inc. (a)	2,484	$143,799
Avnet, Inc.	2,922	125,704
Benchmark Electronics, Inc. (a)	4,259	108,349
Celestica, Inc. (a)(b)	10,451	122,695
Daeduck GDS Co., Ltd. (b)	3,400	37,383
Delta Electronics Thailand PCL - NVDR	38,300	81,757
Hexagon AB - Class B (b)	4,272	131,789
Hon Hai Precision Industry Co., Ltd. (b)	64,488	178,085
Oki Electric Industry Co., Ltd. (b)	43,000	81,969
Plexus Corp. (a)	2,463	101,500
Sanmina Corp. (a)	5,980	140,709
SYNNEX Corp.	1,924	150,380
Tech Data Corp. (a)	1,825	115,395
		1,519,514
Gas Utilities - 3.34%
AGL Resources, Inc.	2,076	113,163
Atmos Energy Corp.	2,155	120,120
Gas Natural SDG SA (b)	3,575	89,806
New Jersey Resource Corp.	1,966	120,319
Tokyo Gas Co., Ltd. (b)	18,000	97,122
Towngas China Co., Ltd. (b)	48,000	48,519
UGI Corp.	3,171	120,434
		709,483
Health Care Providers & Services - 11.47%
Aetna, Inc.	2,291	203,510
Anthem, Inc.	1,760	221,179
Bangkok Dusit Medical Services PCL - NVDR	93,700	48,800
Bumrungrad Hospital PCL - NVDR	12,900	55,042
Centene Corp. (a)	1,805	187,449
HCA Holdings, Inc. (a)	3,181	233,454
Health Net, Inc. (a)	3,587	192,012
Humana, Inc.	1,558	223,776
Life Healthcare Group Holdings, Ltd. (b)	26,676	98,545
LifePoint Hospitals, Inc. (a)	1,575	113,258
Magellan Health, Inc. (a)	1,770	106,253
Mediclinic International, Ltd. (b)	12,071	104,486
Rhoen Klinikum AG (b)	3,463	97,057
Select Medical Holdings Corp.	6,387	91,973
UnitedHealth Group, Inc.	2,146	216,939
Universal Health Services, Inc. - Class B	1,036	115,265
WellCare Health Plans, Inc. (a)	1,550	127,193
		2,436,191
Household Durables - 2.49%
Alpine Electronics, Inc. (b)	4,000	65,669
Helen of Troy, Ltd. (a)(b)	2,127	138,383
Pioneer Corp. (b)	22,800	43,350
Whirlpool Corp.	1,453	281,504
		528,906
Independent Power and Renewable Electricity Producers - 0.52%
Huadian Power International Corp., Ltd. (b)	128,000	111,044

Insurance - 16.53%
American International Group, Inc.	4,026	225,496
Aspen Insurance Holdings, Ltd. (b)	2,459	107,631
Assurant, Inc.	1,828	125,090
Axis Capital Holdings, Ltd. (b)	2,107	107,647
Baloise Holding AG (b)	1,394	178,169
Everest Re Group, Ltd. (b)	1,248	212,534
Genworth Financial, Inc. - Class A (a)	16,948	144,058
Gjensidige Forsikring ASA (b)	4,837	78,927
Helvetia Holding AG (b)	202	95,980
Liberty Holdings, Ltd. (b)	5,788	61,389
Lincoln National Corp.	2,779	160,265
Manulife Financial Corp. (b)	11,284	215,412
Mapfre SA (b)	48,586	164,220

MetLife, Inc.	3,943	$213,277
Muenchener Rueckversicherungs AG (b)	924	184,004
PartnerRe, Ltd. (b)	1,737	198,244
Phoenix Group Holdings (b)	5,985	77,109
Porto Seguro SA (b)	6,500	74,336
SCOR SE (b)	5,234	158,592
Standard Life PLC (b)	25,241	156,350
Swiss Life Holding AG (b)	435	102,813
Swiss Re AG (b)	2,094	175,418
Symetra Financial Corp.	3,337	76,918
Talanx AG (b)	2,463	75,042
Unum Group	4,114	143,496
		3,512,417
Paper & Forest Products - 0.01%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,244

Real Estate Management & Development - 4.01%
AP Thailand PCL - NVDR	200,660	36,036
Brookfield Property Partners LP	3,527	80,662
Daiwa House Industry Co., Ltd. (b)	5,800	109,569
Deutsche Euroshop AG (b)	952	41,579
Jones Lang LaSalle, Inc.	833	124,892
Keppel Land, Ltd. (b)	23,000	59,251
Kerry Properties, Ltd. (b)	18,500	66,738
Megaworld Corp. (b)	422,000	43,607
Pruksa Real Estate PCL - NVDR	51,400	44,512
Realogy Holdings Corp. (a)	1,642	73,053
SOHO China, Ltd. (b)	54,500	38,439
The St. Joe Co. (a)	4,229	77,771
Takara Leben Co., Ltd. (b)	12,600	54,568
		850,677
Road & Rail - 7.65%
AMERCO	475	135,024
Canadian National Railway Co. (b)	2,020	139,129
Central Japan Railway Co. (b)	1,100	164,864
ComfortDelGro Corp., Ltd. (b)	52,000	101,760
Con-way, Inc.	2,550	125,409
Keisei Electric Railway Co., Ltd. (b)	9,000	109,435
Norfolk Southern Corp.	1,340	146,877
Ryder System, Inc.	1,403	130,269
Sankyu, Inc. (b)	12,000	48,707
Seino Holdings Co., Ltd. (b)	8,000	80,637
Union Pacific Corp.	1,726	205,618
Werner Enterprises, Inc.	3,384	105,412
West Japan Railway Co. (b)	2,800	132,379
		1,625,520
Semiconductors & Semiconductor Equipment - 6.61%
A-DATA Technology Co., Ltd. (b)	24,248	44,499
Advanced Semiconductor Engineering, Inc. - ADR	16,829	103,162
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	2,873	66,998
Cirrus Logic, Inc. (a)	3,369	79,407
First Solar, Inc. (a)	1,764	78,666
Iljin Display Co., Ltd. (b)	3,040	18,823
Intel Corp.	7,041	255,518

Magnachip Semiconductor Corp. (a)(b)	3,090	$40,139
Marvell Technology Group, Ltd. (b)	9,585	138,983
NVIDIA Corp.	8,569	171,808
Radiant Opto-Electronics Corp. (b)	11,210	35,691
Realtek Semiconductor Corp. (b)	17,100	56,786
Shindengen Electric Manufacturing Co., Ltd. (b)	10,000	57,459
Sigurd Microelectronics Corp. (b)	45,000	43,359
Skyworks Solutions, Inc.	2,911	211,659
		1,402,957
Technology Hardware, Storage & Peripherals - 10.76%
Apple, Inc.	2,531	279,372
Asustek Computer, Inc. (b)	13,000	141,843
FUJIFILM Holdings Corp. (b)	7,600	231,903
Hewlett-Packard Co.	4,573	183,514
Lenovo Group, Ltd. (b)	102,000	133,173
Lexmark International, Inc. - Class A	2,626	108,375
Pegatron Corp. (b)	82,000	187,431
Ricoh Co., Ltd. (b)	17,000	171,854
Samsung Electronics Co., Ltd. (b)	126	151,483
SanDisk Corp.	2,817	276,010
Seiko Epson Corp. (b)	5,100	213,405
Western Digital Corp.	1,863	206,234
		2,284,597
Water Utilities - 0.55%
Guangdong Investment, Ltd. (b)	90,000	117,220
TOTAL COMMON STOCKS (Cost $17,181,820)		$20,492,444

PREFERRED STOCKS - 1.72%
Automobiles - 0.60%
Porsche Automobile Holding SE (b)	1,588	$128,426

Banks - 0.28%
Banco do Estado do Rio Grande do Sul SA (b)	10,800	58,912

Electric Utilities - 0.84%
Cia Energetica de Minas Gerais - ADR	15,023	74,664
Cia Paranaense de Energia - ADR	7,924	104,359
		179,023
TOTAL PREFERRED STOCKS (Cost $219,409)		$366,361

SHORT-TERM INVESTMENTS - 1.83%
Money Market Funds - 1.83%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	389,119	$389,119
TOTAL SHORT-TERM INVESTMENTS (Cost $389,119)		$389,119

Total Investments (Cost $17,790,348) - 100.02%		$21,247,924
Liabilities in Excess of Other Assets - (0.02)%		(4,094)
TOTAL NET ASSETS - 100.00%		$21,243,830

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2014.
(d)	Illiquid security. The fair value of these securities total $2,244 which represents 0.01% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
December 31, 2014
Brazilian Real	$372,844	1.76%
British Pound	335,939	1.58
Canadian Dollar	139,129	0.66
Czech Koruna	188,322	0.89
Euro	1,404,679	6.61
Hong Kong Dollar	689,350	3.24
Indonesian Rupiah	136,022	0.64
Japanese Yen	1,952,926	9.18
Malaysian Ringgit	213,548	1.01
New Taiwan Dollar	687,694	3.24
New Turkish Lira	187,664	0.88
Norwegian Krone	78,927	0.37
Philippine Peso	101,338	0.47
Polish Zloty	283,562	1.34
Singapore Dollar	161,011	0.76
South African Rand	264,420	1.24
South Korea Won	366,245	1.72
Swedish Krona	131,789	0.62
Swiss Franc	552,380	2.60
Thai Baht	467,663	2.20
US Dollar	12,532,472	58.99
Total Investments	$21,247,924	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
December 31, 2014
Bermuda	$970,420	4.56%
Brazil	551,866	2.59
Canada	724,723	3.40
Cayman Islands	86,958	0.41
Chile	104,516	0.49
China	391,559	1.84
Czech Republic	188,322	0.89
France	259,599	1.22
Germany	782,075	3.70
Hong Kong	210,833	0.99
India	116,481	0.55
Indonesia	136,022	0.64
Italy	108,980	0.52
Japan	1,952,926	9.18
Malaysia	213,548	1.01
Mexico	107,330	0.51
Netherlands	77,109	0.36
Norway	78,927	0.37
Panama	70,164	0.33
Philippines	101,338	0.47
Poland	283,562	1.34
Singapore	161,011	0.76
South Africa	264,420	1.24
South Korea	406,384	1.91
Spain	254,026	1.19
Sweden	131,789	0.62
Switzerland	552,380	2.60
Taiwan	790,856	3.73
Thailand	467,663	2.20
Turkey	187,664	0.88
United Kingdom	258,829	1.22
United States	10,255,644	48.28
Total Investments	$21,247,924	100.00%

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Leuthold Global Industries Fund
Cost of investments	$17,881,919
Gross unrealized appreciation	$4,029,132
Gross unrealized depreciation	(663,127)
Net unrealized appreciation	$3,366,005

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2014
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2014:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	1,446,564	-	-	1,446,564
Auto Components	589,113	662,768	-	1,251,881
Automobiles	318,883	381,132	-	700,015
Banks	320,590	884,061	-	1,204,651
Electric Utilities	259,161	529,402	-	788,563
Electronic Equipment, Instruments & Components	1,008,531	510,983	-	1,519,514
Gas Utilities	474,036	235,447	-	709,483
Health Care Providers & Services	2,032,261	403,930	-	2,436,191
Household Durables	419,887	109,019	-	528,906
Independent Power and Renewable Electricity Producers	-	111,044	-	111,044
Insurance	2,065,793	1,446,624	-	3,512,417
Paper & Forest Products	-	-	2,244	2,244
Real Estate Management & Development	356,378	494,299	-	850,677
Road & Rail	987,738	637,782	-	1,625,520
Semiconductors & Semiconductor Equipment	1,146,340	256,617	-	1,402,957
Technology Hardware, Storage & Peripherals	1,053,505	1,231,092	-	2,284,597
Water Utilities	117,220	-	-	117,220
Total Common Stocks	12,596,000	7,894,200	2,244	20,492,444
Preferred Stocks
Automobiles	-	128,426	-	128,426
Banks	58,912	-	-	58,912
Electric Utilities	179,023	-	-	179,023
Total Preferred Stocks	237,935	128,426	-	366,361
Money Market Funds	389,119	-	-	389,119
Total Investments in Securities	13,223,054	8,022,626	2,244	21,247,924

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended
December 31, 2014:

	Level 1	Level 2	Level 3
Transfers into:	$306,919	$78,927	$-
Transfers out of:	(78,927)	(306,919)	-
Net transfers into and/or out of:	$227,992	$(227,992)	$-

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2014	$2,241
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	3	*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of December 31, 2014	$2,244	(1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2014:	$3

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price.
The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. During the entire period the discount rate was 95%.

Grizzly Short Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 1.67%
Money Market Funds - 1.67%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (a)	1,110,881	$1,110,881
TOTAL SHORT-TERM INVESTMENTS (Cost $1,110,881)		$1,110,881

Total Investments (Cost $1,110,881) - 1.67%		$1,110,881
Other Assets in Excess of Liabilities - 98.33% (b)		65,489,295
TOTAL NET ASSETS - 100.00%		$66,600,176

Percentages are stated as a percent of net assets.

(a) The rate quoted is the annualized seven-day yield as of December 31, 2014.
(b) All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
December 31, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 96.05%
Aerospace & Defense - 1.24%
DigitalGlobe, Inc.	26,677	$826,187

Airlines - 0.87%
Latam Airlines Group SA - ADR	48,492	580,934

Banks - 0.53%
MB Financial, Inc.	10,739	352,884

Building Products - 2.67%
Masonite International Corp.	12,556	771,692
USG Corp.	35,851	1,003,469
		1,775,161
Capital Markets - 2.66%
Credit Suisse Group AG - ADR	36,359	911,884
Deutsche Bank AG (b)	28,580	857,971
		1,769,855
Chemicals - 4.26%
Ashland, Inc.	9,132	1,093,648
Balchem Corp.	6,046	402,906
Chemtura Corp.	13,317	329,329
HB Fuller Co.	15,643	696,583
Olin Corp.	13,952	317,687
		2,840,153
Communications Equipment - 0.55%
ViaSat, Inc.	5,834	367,717

Diversified Consumer Services - 2.26%
LifeLock, Inc.	24,479	453,106
Sotheby's	24,310	1,049,706
		1,502,812
Diversified Financial Services - 4.03%
Intercontinental Exchange, Inc.	5,327	1,168,158
MarketAxess Holdings, Inc.	11,753	842,808
PHH Corp.	28,072	672,605
		2,683,571
Diversified Telecommunication Services - 0.65%
Cogent Communications Holdings, Inc.	12,176	430,909

Food Products - 4.57%
Darling Ingredients, Inc.	55,553	1,008,842
Dean Foods Co.	58,977	1,142,974
Post Holdings, Inc.	21,350	894,352
		3,046,168

Health Care Equipment & Supplies - 5.77%
Endologix, Inc.	21,566	$329,744
Insulet Corp.	18,222	839,305
NuVasive, Inc.	14,924	703,816
Spectranetics Corp.	28,749	994,140
Thoratec Corp.	21,308	691,658
Wright Medical Group, Inc.	10,569	283,989
		3,842,652
Health Care Providers & Services - 1.63%
Brookdale Senior Living, Inc.	29,552	1,083,672

Health Care Technology - 5.86%
Allscripts Healthcare Solutions, Inc.	43,039	549,608
Cerner Corp.	19,152	1,238,368
HMS Holdings Corp.	19,279	407,558
Medidata Solutions, Inc.	22,619	1,080,057
Veeva Systems, Inc. - Class A	23,718	626,393
		3,901,984
Hotels, Restaurants & Leisure - 5.61%
Bob Evans Farms, Inc.	14,332	733,512
Boyd Gaming Corp.	27,100	346,338
Caesars Entertainment Corp.	29,890	468,974
Darden Restaurants, Inc.	20,251	1,187,316
Papa Johns International, Inc.	6,257	349,141
Scientific Games Corp. - Class A	51,198	651,750
		3,737,031
Household Durables - 1.41%
Sony Corp. - ADR	45,871	938,979

Independent Power and Renewable Electricity Producers - 1.37%
NRG Energy, Inc.	23,506	633,487
Pattern Energy Group, Inc.	11,246	277,326
		910,813
Internet & Catalog Retail - 3.21%
Amazon.com, Inc.	2,959	918,326
Groupon, Inc.	147,549	1,218,755
		2,137,081
Internet Software & Services - 8.22%
Cornerstone OnDemand, Inc.	23,675	833,360
CoStar Group, Inc.	6,595	1,211,040
Cvent, Inc.	17,841	496,694
Demandware, Inc.	4,143	238,388
HomeAway, Inc.	28,876	859,927
LinkedIn Corp. - Class A	4,904	1,126,498
Marketo, Inc.	11,795	385,932
Shutterstock, Inc.	4,693	324,286
		5,476,125
Machinery - 3.01%
Harsco Corp.	16,784	317,050
Navistar International Corp.	25,113	840,783
Proto Labs, Inc.	12,556	843,261
		2,001,094

Media - 7.83%
CBS Corp. - Class B	19,997	$1,106,634
DreamWorks Animation SKG, Inc. - Class A	45,533	1,016,752
IMAX Corp. (b)	22,661	700,225
Liberty Global PLC - Class A (b)	23,295	1,169,526
Liberty Media Corp. - Class A	24,056	848,455
New York Times Co. - Class A	28,284	373,914
		5,215,506
Oil, Gas & Consumable Fuels - 1.77%
Antero Resources Corp.	18,222	739,449
WPX Energy, Inc.	37,881	440,556
		1,180,005
Paper & Forest Products - 1.80%
Louisiana-Pacific Corp.	72,379	1,198,596

Personal Products - 1.56%
Coty, Inc. - Class A	50,226	1,037,669

Professional Services - 2.49%
Advisory Board Co.	11,119	544,609
Corporate Executive Board Co.	5,792	420,094
WageWorks, Inc.	10,781	696,129
		1,660,832
Real Estate Investment Trusts (REITs) - 2.08%
Mack-Cali Realty Corp.	16,023	305,398
Plum Creek Timber Co, Inc.	25,197	1,078,180
		1,383,578
Real Estate Management & Development - 0.57%
Alexander & Baldwin, Inc.	9,724	381,764

Semiconductors & Semiconductor Equipment - 1.31%
Cree, Inc.	27,142	874,515

Software - 11.41%
CommVault Systems, Inc.	13,952	721,179
FireEye, Inc.	11,965	377,855
Proofpoint, Inc.	9,217	444,536
Qlik Technologies, Inc.	36,021	1,112,689
RealPage, Inc.	16,869	370,443
Salesforce.com, Inc.	17,968	1,065,682
ServiceNow, Inc.	16,953	1,150,261
Splunk, Inc.	5,792	341,438
Ultimate Software Group, Inc.	7,610	1,117,262
Workday, Inc. - Class A	11,034	900,485
		7,601,830
Specialty Retail - 1.51%
Office Depot, Inc.	117,405	1,006,748

Technology Hardware, Storage & Peripherals - 0.53%
Nimble Storage, Inc.	12,768	351,120

Thrifts & Mortgage Finance - 1.01%
Ocwen Financial Corp.	44,730	675,423

Wireless Telecommunication Services - 1.80%
Sprint Corp.	133,301	$553,199
Telephone & Data Systems, Inc.	25,620	646,905
		1,200,104
TOTAL COMMON STOCKS (Proceeds $64,197,244)		$63,973,472

INVESTMENT COMPANIES - 0.85%
Exchange Traded Funds - 0.85%
SPDR S&P 500 ETF Trust	2,748	$564,714
TOTAL INVESTMENT COMPANIES (Proceeds $547,495)		$564,714

TOTAL SECURITIES SOLD SHORT
(Proceeds $64,744,739) - 96.90%		$64,538,186

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Grizzly Short Fund
Cost of investments	$1,110,881
Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2014
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2014:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,110,881	$–	$–	$1,110,881

Total Investments in Securities	$1,110,881	$–	$–	$1,110,881

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$63,973,472	$–	$–	$63,973,472
Investment Companies - Short	564,714	–	–	564,714

Total Securities Sold Short	$64,538,186	$–	$–	$64,538,186

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Leuthold Funds, Inc.

By (Signature and Title)     /s/ John Mueller
                                                     John Mueller, President

Date      February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Mueller
                                                    John Mueller, President

Date      February 24, 2015

By (Signature and Title)*   /s/ Holly J. Weiss
                                                     Holly J. Weiss, Treasurer

Date      February 24, 2015

* Print the name and title of each signing officer under his or her signature.